UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741

(Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  December 31, 2013

Item 1. Schedule of Investments.

OSTERWEIS FUND
SCHEDULE OF INVESTMENTS at December 31, 2013 (Unaudited)

Shares		Value
Common Stocks: 83.1%
Aerospace & Defense: 4.8%
218,520	Boeing Co.	$29,825,795
299,480	Triumph Group, Inc.	22,781,443
		52,607,238
Air Freight & Logistics: 1.5%
1,701,570	Royal Mail Plc1	16,061,054

Beverages: 2.3%
190,605	Diageo Plc - ADR	25,239,914

Communications Equipment: 2.2%
368,065	Motorola Solutions, Inc.	24,844,388

Containers & Packaging: 6.1%
780,885	Crown Holdings, Inc.1	34,804,045
908,100	Owens-Illinois, Inc.1	32,491,818
		67,295,863
Diversified Financial Services: 2.0%
920,425	PHH Corp.1	22,412,349

Electric Utilities: 1.2%
338,450	NRG Yield, Inc. - Class A	13,541,385

Food Products: 2.5%
690,590	Unilever NV - ADR	27,782,436

Gas Utilities: 2.0%
948,165	Questar Corp.	21,798,313

Health Care Equipment & Supplies: 4.2%
730,935	Hologic, Inc.1	16,336,397
326,670	Teleflex, Inc.	30,661,246
		46,997,643
Health Care Providers & Services: 2.7%
913,740	HealthSouth Corp.	30,445,817

Insurance: 3.6%
68,590	Alleghany Corp.1	27,433,256
678,750	Symetra Financial Corp.	12,869,100
		40,302,356
Internet & Catalog Retail: 2.3%
855,035	Liberty Interactive Corp. - Class A1	25,095,277

Internet Software & Services: 3.3%
33,025	Google, Inc. - Class A1	37,011,448

Media: 8.2%
983,890	Cinemark Holdings, Inc.	$32,793,054
439,420	DIRECTV1	30,359,528
317,755	Viacom, Inc. - Class B	27,752,721
		90,905,303
Multiline Retail: 1.4%
1,062,145	Marks & Spencer Group Plc - ADR	15,224,787

Office Electronics: 1.7%
1,591,730	Xerox Corp.	19,371,354

Oil, Gas & Consumable Fuels: 4.0%
1,231,563	Cosan Limited - Class A	16,897,044
288,400	Occidental Petroleum Corp.	27,426,840
		44,323,884
Pharmaceuticals: 12.9%
245,410	Bayer AG - ADR	34,848,220
342,470	Johnson & Johnson	31,366,827
198,255	Novartis AG - ADR	15,935,737
115,290	Sanofi - ADR	6,183,003
463,963	Valeant Pharmaceuticals International, Inc.1	54,469,256
		142,803,043
Semiconductors & Semiconductor Equipment: 2.3%
3,305,930	Atmel Corp.1	25,885,432

Software: 3.0%
877,725	Oracle Corporation	33,581,758

Specialty Retail: 2.3%
310,290	Bed Bath & Beyond, Inc.1	24,916,287

Thrifts & Mortgage Finance: 0.9%
577,690	Stonegate Mortgage Corp.1	9,549,216

Trading Companies & Distributors: 3.2%
1,124,156	Air Lease Corp.	34,938,768

Water Utilities: 2.5%
647,605	American Water Works Co., Inc.	27,367,787

Total Common Stocks
(Cost $572,589,880)		920,303,100

Partnerships & Trusts: 8.4%
Oil, Gas & Consumable Fuels: 8.4%
714,365	Atlas Pipeline Partners L.P.	25,038,493
484,315	Enterprise Products Partners L.P.	32,110,085
564,999	Magellan Midstream Partners L.P.	35,747,487
		92,896,065
Total Partnerships & Trusts
(Cost $38,201,057)		92,896,065

Real Estate Investment Trusts: 5.3%
269,250	Digital Realty Trust, Inc.	$13,225,560
3,123,335	New Residential Investment Corp.	20,863,878
4,185,225	Newcastle Investment Corp.	24,023,191
		58,112,629
Total Real Estate Investment Trusts
(Cost $52,076,745)		58,112,629

Short-Term Investments: 3.8%
42,354,727	Federated U.S. Treasury Cash Reserves, 0.000%2	42,354,727

Total Short-Term Investments
(Cost $42,354,727)		42,354,727

Total Investments in Securities: 100.6%
(Cost $705,222,409)		1,113,666,521
Liabilities in Excess of Other Assets: (0.6)%		(6,352,282)
Total Net Assets: 100.0%		$1,107,314,239

ADR - American Depositary Receipt
1 Non-income producing security.
2 Annualized seven-day yield as of December 31, 2013.

The cost basis of investments for federal income tax purposes at December 31, 2013 was as follows+:

Cost of investments		$700,443,898
Gross unrealized appreciation		415,661,026
Gross unrealized depreciation		(2,438,403)
Net unrealized appreciation		$413,222,623

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Disclosure at December 31, 2013 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2013:

	Level 1	Level 2	Level 3	Total

Common Stocks ^	$920,303,100	$-	$-	$920,303,100
Partnerships & Trusts^	92,896,065	-	-	92,896,065
Real Estate Investment Trusts	58,112,629	-	-	58,112,629
Short-Term Investments	42,354,727	-	-	42,354,727
Total Investments	$1,113,666,521	$-	$-	$1,113,666,521

^ See Schedule of Investments for industry breakouts.

The Fund did not invest in any Level 3 securities or have transfers into or out of Level 1 or Level 2 securities during the period. The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.

OSTERWEIS STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS at December 31, 2013 (Unaudited)

Principal Amount		Value
Bonds: 82.2%
Corporate Bonds: 77.4%
Aerospace & Defense: 3.5%
	AAR Corp.
9,970,000	7.250%, 01/15/2022	$10,717,750
	ADS Tactical, Inc.
40,559,000	11.000%, 04/01/20181	37,922,665
	Erickson Air-Crane, Inc.
55,416,000	8.250%, 05/01/20201	57,632,640
	Kratos Defense & Security Solutions, Inc.
85,000,000	10.000%, 06/01/2017	92,118,750
		198,391,805
Auto Components: 0.5%
	Stoneridge, Inc.
28,545,000	9.500%, 10/15/20171	31,114,050

Beverages: 1.4%
	Beverages & More, Inc.
71,000,000	10.000%, 11/15/20181	71,798,750
	Cott Beverages, Inc.
980,000	8.375%, 11/15/2017	1,024,100
4,920,000	8.125%, 09/01/2018	5,338,200
		78,161,050
Building Products: 0.6%
	Cleaver-Brooks, Inc.
28,755,000	8.750%, 12/15/20191	31,342,950

Capital Markets: 1.9%
	E*Trade Financial Corp.
55,228,000	6.000%, 11/15/2017	58,955,890
14,750,000	6.375%, 11/15/2019	15,911,563
	Oppenheimer Holdings, Inc.
29,783,000	8.750%, 04/15/2018	32,016,725
		106,884,178
Chemicals: 1.2%
	LSB Industries, Inc.
29,000,000	7.750%, 08/01/20191	30,595,000
	Trinseo Materials Operating SCA
33,850,000	8.750%, 02/01/20191	35,119,375
		65,714,375
Commercial Banks: 2.1%
	CIT Group, Inc.
106,104,000	5.250%, 04/01/20141	107,430,300
9,500,000	4.750%, 02/15/20151	9,868,125
		117,298,425

Commercial Services & Supplies: 2.3%
	Deluxe Corp.
19,750,000	6.000%, 11/15/2020	$20,490,625
	R.R. Donnelley & Sons Co.
8,645,000	8.600%, 08/15/2016	10,049,812
33,865,000	8.250%, 03/15/2019	38,944,750
17,274,000	8.875%, 04/15/2021	19,109,363
10,000,000	7.000%, 02/15/2022	10,800,000
	West Corp.
29,447,000	7.875%, 01/15/2019	31,949,995
		131,344,545
Construction & Engineering: 1.1%
	Michael Baker International LLC
38,225,000	8.250%, 10/15/20181	39,371,750
	United Rentals North America, Inc.
19,383,000	10.250%, 11/15/2019	21,973,053
		61,344,803
Construction Materials: 0.8%
	Associated Asphalt Partners LLC
18,000,000	8.500%, 02/15/20181	18,630,000
	Rain CII Carbon LLC
26,781,000	8.000%, 12/01/20181	27,852,240
		46,482,240
Consumer Finance: 2.8%
	Ally Financial, Inc.
26,019,000	4.500%, 02/11/2014	26,165,357
24,494,000	6.750%, 12/01/2014	25,688,082
4,990,000	6.750%, 12/01/2014	5,239,500
33,450,000	3.500%, 07/18/2016	34,598,807
24,500,000	2.750%, 01/30/2017	24,653,125
	Cash America International, Inc.
29,000,000	5.750%, 05/15/20181	27,695,000
	SLM Corp.
14,000,000	4.875%, 06/17/2019	13,966,876
		158,006,747
Containers & Packaging: 1.1%
	Packaging Dynamics Corp.
61,095,000	8.750%, 02/01/20161	62,966,034

Distributors: 0.3%
	Pittsburgh Glass Works LLC
15,880,000	8.000%, 11/15/20181	16,793,100

Diversified Consumer Services: 2.1%
	Outerwall, Inc.
19,000,000	6.000%, 03/15/2019	19,475,000
	Regis Corporation
99,000,000	5.750%, 12/05/20171,3	102,217,500
		121,692,500

Diversified Financial Services: 2.5%
	AerCap Aviation Solutions BV
11,125,000	6.375%, 05/30/2017	$12,098,438
	Air Lease Corp.
39,980,000	4.500%, 01/15/2016	42,528,725
	International Lease Finance Corp.
7,340,000	5.650%, 06/01/2014	7,486,800
24,680,000	4.875%, 04/01/2015	25,636,350
13,985,000	8.625%, 09/15/20152	15,575,794
	Milestone Aviation Group Ltd.
37,547,000	8.625%, 12/15/20171	40,269,157
		143,595,264
Diversified Telecommunication Services: 1.6%
	West Corp.
46,630,000	8.625%, 10/01/2018	50,943,275
	Windstream Corp.
37,335,000	8.125%, 09/01/2018	40,321,800
		91,265,075
Electrical Equipment: 0.9%
	Coleman Cable, Inc.
47,922,000	9.000%, 02/15/2018	50,557,710

Energy Equipment & Services: 2.6%
	Era Group, Inc.
19,500,000	7.750%, 12/15/2022	20,182,500
	ION Geophysical Corp.
23,750,000	8.125%, 05/15/20181	19,950,000
	Nuverra Environmental Solutions, Inc.
60,755,000	9.875%, 04/15/2018	59,539,900
	Tervita Corp.
47,500,000	10.875%, 02/15/20181	48,509,375
		148,181,775
Food & Staples Retailing: 4.5%
	BI-LO LLC
37,595,000	8.625%, 09/15/20181	39,474,750
	KeHE Distributors LLC
10,500,000	7.625%, 08/15/20211	11,149,688
	Michaels FinCo Holdings LLC
80,943,000	7.500%, 08/01/20181	84,585,435
	Roundys Supermarkets, Inc.
12,000,000	10.250%, 12/15/20201	12,300,000
	Spartan Stores, Inc.
45,000,000	6.625%, 12/15/20161,3	47,250,000
	Tops Holding Corp.
31,500,000	8.875%, 12/15/20171	34,768,125
	Tops Holding II Corp.
24,500,000	8.750%, 06/15/20181	25,326,875
		254,854,873
Food Products: 1.3%
	Shearer's Foods LLC
67,581,000	9.000%, 11/01/20191	71,635,860

Health Care Equipment & Supplies: 1.6%
	Alere, Inc.
86,462,000	8.625%, 10/01/2018	93,811,270

Health Care Providers & Services: 2.1%
	CHS/Community Health Systems, Inc.
30,500,000	8.000%, 11/15/2019	$33,245,000
	HCA, Inc.
32,291,000	5.750%, 03/15/2014	32,621,983
13,682,000	7.190%, 11/15/2015	14,981,790
	VWR Funding, Inc.
33,550,000	7.250%, 09/15/2017	36,150,125
		116,998,898
Hotels, Restaurants & Leisure: 2.2%
	Boyd Gaming Corp.
32,049,000	9.125%, 12/01/2018	35,013,533
	Carrols Restaurant Group, Inc.
39,054,000	11.250%, 05/15/2018	44,521,560
	Ruby Tuesday, Inc.
51,279,000	7.625%, 05/15/2020	48,458,655
		127,993,748
Household Durables: 1.6%
	Blyth, Inc.
49,000,000	6.000%, 06/30/20171,3	51,266,250
	Ethan Allen Global, Inc.
37,470,000	5.375%, 10/01/2015	38,968,800
		90,235,050
Household Products: 0.7%
	Sun Products Corp.
44,000,000	7.750%, 03/15/20211	38,940,000

Industrial Conglomerates: 2.5%
	Icahn Enterprises L.P.
103,500,000	7.750%, 01/15/2016	105,699,375
34,240,000	8.000%, 01/15/2018	35,695,200
		141,394,575
IT Services: 2.4%
	First Data Corp.
115,000,000	11.250%, 03/31/2016	115,575,000
	Unisys Corp.
22,000,000	6.250%, 08/15/2017	23,705,000
		139,280,000
Leisure Equipment & Products: 0.9%
	Smith & Wesson Holding Corp.
49,500,000	5.875%, 06/15/20171	50,242,500

Machinery: 2.4%
	Manitowoc Co., Inc.
77,080,000	9.500%, 02/15/2018	81,415,750
	Navistar International Corp.
52,112,000	8.250%, 11/01/2021	54,196,480
		135,612,230
Media: 1.4%
	Lions Gate Entertainment Corp.
19,500,000	5.250%, 08/01/2018	19,792,500
	MDC Partners, Inc.
40,550,000	6.750%, 04/01/20201	42,628,187
	Regal Entertainment Group
17,777,000	9.125%, 08/15/2018	19,376,930
		81,797,617

Metals & Mining: 4.7%
	A.M. Castle & Co.
80,023,000	12.750%, 12/15/2016	$90,125,904
	Coeur Mining, Inc.
25,500,000	7.875%, 02/01/2021	26,010,000
	Edgen Murray Corp.
22,650,000	8.750%, 11/01/20201	26,047,500
	Hecla Mining Co.
40,625,000	6.875%, 05/01/20211	39,203,125
	Horsehead Holding Corp.
62,575,000	10.500%, 06/01/20171	68,832,500
18,000,000	10.500%, 06/01/20171	19,800,000
		270,019,029
Multiline Retail: 0.9%
	Bon-Ton Department Stores, Inc.
52,924,000	8.000%, 06/15/2021	53,585,550

Oil, Gas & Consumable Fuels: 6.4%
	Alon Refining Krotz Springs, Inc.
24,472,000	13.500%, 10/15/2014	25,282,635
	Armstrong Energy, Inc.
19,995,000	11.750%, 12/15/2019	19,995,000
	Calumet Specialty Products Partners L.P.
25,507,000	9.375%, 05/01/2019	28,440,305
10,140,000	9.375%, 05/01/2019	11,306,100
9,000,000	7.625%, 01/15/20221	9,112,500
	FMG Resources August 2006 Pty Ltd.
12,836,000	7.000%, 11/01/20151	13,341,417
104,306,000	6.375%, 02/01/20161	108,217,475
	NGL Energy Partners L.P.
24,250,000	6.875%, 10/15/20211	24,977,500
	RAAM Global Energy Co.
21,950,000	12.500%, 10/01/2015	22,882,875
	Resolute Energy Corp.
49,029,000	8.500%, 05/01/2020	51,970,740
	Vanguard Natural Resources, LLC
44,035,000	7.875%, 04/01/2020	46,456,925
		361,983,472
Paper & Forest Products: 0.8%
	Resolute Forest Products, Inc.
51,500,000	5.875%, 05/15/20231	47,895,000

Pharmaceuticals: 1.0%
	Salix Pharmaceuticals Ltd.
11,000,000	6.000%, 01/15/20211	11,302,500
	Valeant Pharmaceuticals International, Inc.
26,649,000	6.500%, 07/15/20161	27,515,093
19,000,000	5.625%, 12/01/20211	19,142,500
		57,960,093
Road & Rail: 1.2%
	Swift Services Holdings, Inc.
63,390,000	10.000%, 11/15/2018	70,838,325

Semiconductors & Semiconductor Equipment: 1.2%
	Global A&T Electronics Ltd.
60,000,000	10.000%, 02/01/20191	$52,050,000
	NXP BV
15,000,000	3.500%, 09/15/20161	15,412,500
		67,462,500
Specialty Retail: 1.1%
	Brown Shoe Co., Inc.
23,550,000	7.125%, 05/15/2019	25,139,625
	Gibson Brands, Inc.
35,125,000	8.875%, 08/01/20181	37,232,500
		62,372,125
Thrifts & Mortgage Finance: 1.8%
	Nationstar Mortgage Holdings, Inc.
88,000,000	10.875%, 04/01/2015	90,200,000
13,349,000	9.625%, 05/01/2019	15,084,370
		105,284,370
Tobacco: 1.1%
	Alliance One International, Inc.
69,000,000	9.875%, 07/15/2021	65,032,500

Trading Companies & Distributors: 2.2%
	Aviation Capital Group Corp.
19,600,000	3.875%, 09/27/20161	20,257,717
18,817,000	4.625%, 01/31/20181	19,497,799
	United Rentals North America, Inc.
29,397,000	9.250%, 12/15/2019	32,924,640
	Wesco Distribution, Inc.
49,500,000	5.375%, 12/15/20211	49,623,750
		122,303,906
Wireless Telecommunication Services: 2.1%
	MetroPCS Wireless, Inc.
90,809,000	7.875%, 09/01/2018	97,733,186
	Sprint Communications, Inc.
12,818,000	8.375%, 08/15/2017	14,900,925
	Sprint Corp.
7,200,000	7.125%, 06/15/20241	7,326,000
		119,960,111
Total Corporate Bonds
(Cost $4,338,049,483)		4,408,630,228

Convertible Bonds: 4.8%
Aerospace & Defense: 0.3%
	AAR Corp.
5,341,000	1.625%, 03/01/2014	5,411,100
11,000,000	1.750%, 02/01/20151	11,013,750
		16,424,850
Air Freight & Logistics: 0.4%
	XPO Logistics, Inc.
14,100,000	4.500%, 10/01/2017	23,661,562

Capital Markets: 0.8%
	Knight Capital Group, Inc.
42,500,000	3.500%, 03/15/2015	42,765,625

Diversified Financial Services: 0.2%
	Air Lease Corp.
8,500,000	3.875%, 12/01/2018	$11,453,750

Electronic Equipment, Instruments & Components: 0.1%
	InvenSense, Inc.
7,000,000	1.750%, 11/01/20181	8,185,625

Health Care Equipment & Supplies: 0.5%
	Teleflex, Inc.
18,150,000	3.875%, 08/01/2017	28,722,375

Metals & Mining: 1.2%
	Goldcorp, Inc.
38,500,000	2.000%, 08/01/2014	38,692,500
	Newmont Mining Corp.
30,000,000	1.250%, 07/15/2014	30,056,250
		68,748,750
Oil, Gas & Consumable Fuels: 0.3%
	Alon USA Energy, Inc.
9,000,000	3.000%, 09/15/20181	11,452,500
	Bill Barrett Corp.
6,103,000	5.000%, 03/15/2028	6,114,474
		17,566,974
Semiconductors & Semiconductor Equipment: 0.5%
	NVIDIA Corp.
29,000,000	1.000%, 12/01/20181	29,833,750

Tobacco: 0.5%
	Alliance One International, Inc.
14,849,000	5.500%, 07/15/2014	15,155,261
	Vector Group Ltd.
12,108,000	2.500%, 01/15/20192	14,322,202
		29,477,463
Total Convertible Bonds
(Cost $246,139,892)		276,840,724

Total Bonds
(Cost $4,584,189,375)		4,685,470,952

Shares		Value
Short-Term Investments: 17.1%
971,526,015	Federated U.S. Treasury Cash Reserves, 0.000%4	971,526,015
Total Short-Term Investments
(Cost $971,526,015)		971,526,015
Total Investments in Securities: 99.3%
(Cost $5,555,715,390)		5,656,996,967
Other Assets in Excess of Liabilities: 0.7%		37,566,558
Total Net Assets: 100.0%		$5,694,563,525

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified, institutional buyers. At December 31, 2013, the value of these securities amounted to $2,003,918,682 or 35.2% of net assets.

2 Variable/Step rate security; rate shown is the rate in effect on December 31, 2013.
3 Security is fair valued under supervision of the Board of Trustees.
4 Annualized seven-day yield as of December 31, 2013.

The cost basis of investments for federal income tax purposes at December 31, 2013 was as follows+:

Cost of investments	$5,555,832,495
Gross unrealized appreciation	133,884,010
Gross unrealized depreciation	(32,719,538)
Net unrealized appreciation	$101,164,472

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Disclosure at December 31, 2013 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2013:

	Level 1	Level 2	Level 3	Total

Corporate Bonds^	$-	$4,207,896,478	$200,733,750	$4,408,630,228
Convertible Bonds^	-	276,840,724	-	276,840,724
Short-Term Investments	971,526,015	-	-	971,526,015
Total Investments	$971,526,015	$4,484,737,202	$200,733,750	$5,656,996,967

^ See Schedule of Investments for industry breakouts.

The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur. During the period there were transfers out of Level 3 into Level 2 of $11,013,750.

The transfers were due to these securities being fair valued under supervision of the Board of Trustees due to low trading volume.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities at Fair Value
Balance as of March 31, 2013	$77,587,500
Accrued discounts/premiums	92,715
Realized gain (loss)	1,633,985
Change in unrealized appreciation (depreciation)	5,230,335
Purchases	148,000,000
Sales	(20,797,035)
Transfer in and/or out of Level 3	(11,013,750)
Balance as of December 31, 2013	$200,733,750

Change in unrealized appreciation (depreciation) during the period ended for Level 3 investments held at December 31, 2013:	$5,146,250

Type of Security	Fair Value at 12/31/2013	Valuation Techniques	Unobservable Input	Range
Corporate Bonds	$51,266,250	Benchmark pricing	Base price	$104.05 - $105.75
		Benchmark pricing	Total coupon adjusted return of index	0.09% - 1.09%
		Sector Relative Value and previous price	Base price	$104.31 - $105.13

	$102,217,500	Cost	Purchase price	$100.00
		Sector Relative Value and previous price	Base price	$102.31 - $104.75

	$47,250,000	Benchmark pricing	Base price	$104.05 - $105.75
		Benchmark pricing	Total coupon adjusted return of index	-1.54% - 1.60%
		Sector Relative Value and previous price	Base price	$104.19 - $105.31

Significant increases (decreases) in any of those inputs in isolation would result in a significantly higher (lower) fair value measurement. These
Level 3 securities consist of recent debt offerings of which the Fund owns significant amounts of the offerings.

The Trust's valuation procedures have been adopted by the Trust's Board of Trustees, which has established a Valuation Committee to oversee valuation techniques. The Board of Trustees ratifies valuation techniques quarterly.

OSTERWEIS STRATEGIC INVESTMENT FUND
SCHEDULE OF INVESTMENTS at December 31, 2013 (Unaudited)

Shares		Value
Common Stocks: 56.9%
Aerospace & Defense: 4.2%
41,330	Boeing Co.	$5,641,132
39,585	Spirit AeroSystems Holdings, Inc. - Class A1	1,349,057
48,015	Triumph Group, Inc.	3,652,501
		10,642,690
Air Freight & Logistics: 0.9%
253,750	Royal Mail Plc1	2,395,136

Beverages: 1.6%
30,395	Diageo Plc - ADR	4,024,906

Communications Equipment: 2.0%
75,025	Motorola Solutions, Inc.	5,064,187

Containers & Packaging: 4.3%
115,685	Crown Holdings, Inc.1	5,156,080
162,870	Owens-Illinois, Inc.1	5,827,489
		10,983,569
Diversified Financial Services: 1.5%
153,890	PHH Corp.1	3,747,222

Electric Utilities: 2.2%
141,930	NRG Yield, Inc. - Class A	5,678,619

Food Products: 0.9%
60,245	Unilever NV - ADR	2,423,656

Gas Utilities: 1.4%
151,000	Questar Corp.	3,471,490

Health Care Equipment & Supplies: 2.5%
108,610	Hologic, Inc.1	2,427,434
42,590	Teleflex, Inc.	3,997,497
		6,424,931
Health Care Providers & Services: 1.6%
121,700	HealthSouth Corp.	4,055,044

Insurance: 2.5%
9,601	Alleghany Corp.1	3,840,016
132,910	Symetra Financial Corp.	2,519,974
		6,359,990
Internet & Catalog Retail: 1.8%
155,715	Liberty Interactive Corp. - Class A1	4,570,235

Internet Software & Services: 1.9%
4,400	Google, Inc. - Class A1	4,931,124

Media: 5.7%
143,300	Cinemark Holdings, Inc.	4,776,189
76,420	DIRECTV1	5,279,858
52,855	Viacom, Inc. - Class B	4,616,356
		14,672,403

Multiline Retail: 0.6%
113,740	Marks & Spencer Group Plc - ADR	$1,630,349

Office Electronics: 1.3%
268,155	Xerox Corp.	3,263,446

Oil, Gas & Consumable Fuels: 2.9%
177,825	Cosan Limited - Class A	2,439,759
52,030	Occidental Petroleum Corp.	4,948,053
		7,387,812
Pharmaceuticals: 7.6%
30,050	Bayer AG - ADR	4,267,100
44,405	Johnson & Johnson	4,067,054
44,100	Novartis AG - ADR	3,544,758
17,170	Sanofi - ADR	920,827
56,284	Valeant Pharmaceuticals International, Inc.1	6,607,742
		19,407,481
Semiconductors & Semiconductor Equipment: 1.5%
501,195	Atmel Corp.1	3,924,357

Software: 2.3%
150,505	Oracle Corporation	5,758,321

Specialty Retail: 1.4%
44,015	Bed Bath & Beyond, Inc.1	3,534,405

Thrifts & Mortgage Finance: 0.8%
117,940	Stonegate Mortgage Corp.1	1,949,548

Trading Companies & Distributors: 1.9%
160,290	Air Lease Corp.	4,981,813

Water Utilities: 1.6%
94,800	American Water Works Co., Inc.	4,006,248

Total Common Stocks
(Cost $113,367,954)		145,288,982

Partnerships & Trusts: 4.6%
Oil, Gas & Consumable Fuels: 4.6%
123,870	Atlas Pipeline Partners L.P.	4,341,644
59,855	Enterprise Products Partners L.P.	3,968,386
56,190	Magellan Midstream Partners L.P.	3,555,141
		11,865,171
Total Partnerships & Trusts
(Cost $9,528,915)		11,865,171

Real Estate Investment Trusts: 3.7%
39,910	Digital Realty Trust, Inc.	1,960,379
543,220	New Residential Investment Corp.	3,628,710
655,705	Newcastle Investment Corp.	3,763,747
		9,352,836
Total Real Estate Investment Trusts
(Cost $8,535,711)		9,352,836

Principal Amount		Value
Bonds: 31.1%
Corporate Bonds: 29.5%
Aerospace & Defense: 1.1%
	ADS Tactical, Inc.
600,000	11.000%, 04/01/20182	$561,000
	Erickson Air-Crane, Inc.
1,000,000	8.250%, 05/01/20202	1,040,000
	Kratos Defense & Security Solutions, Inc.
1,000,000	10.000%, 06/01/2017	1,083,750
		2,684,750
Auto Components: 0.4%
	Stoneridge, Inc.
1,000,000	9.500%, 10/15/20172	1,090,000

Beverages: 0.8%
	Beverages & More, Inc.
1,000,000	10.000%, 11/15/20182	1,011,250
	Cott Beverages, Inc.
1,000,000	8.125%, 09/01/2018	1,085,000
		2,096,250
Building Products: 0.4%
	Cleaver-Brooks, Inc.
1,000,000	8.750%, 12/15/20192	1,090,000

Capital Markets: 0.8%
	E*Trade Financial Corp.
750,000	6.000%, 11/15/2017	800,625
250,000	6.375%, 11/15/2019	269,688
	Oppenheimer Holdings, Inc.
1,000,000	8.750%, 04/15/2018	1,075,000
		2,145,313
Chemicals: 0.8%
	LSB Industries, Inc.
1,000,000	7.750%, 08/01/20192	1,055,000
	Trinseo Materials Operating SCA
900,000	8.750%, 02/01/20192	933,750
		1,988,750
Commercial Services & Supplies: 0.7%
	Deluxe Corp.
500,000	6.000%, 11/15/2020	518,750
	R.R. Donnelley & Sons Co.
750,000	8.250%, 03/15/2019	862,500
250,000	8.875%, 04/15/2021	276,562
		1,657,812
Construction & Engineering: 0.4%
	Michael Baker International LLC
1,000,000	8.250%, 10/15/20182	1,030,000

Construction Materials: 0.8%
	Associated Asphalt Partners LLC
1,000,000	8.500%, 02/15/20182	1,035,000
	Rain CII Carbon LLC
1,000,000	8.000%, 12/01/20182	1,040,000
		2,075,000

Consumer Finance: 1.2%
	Ally Financial, Inc.
500,000	3.500%, 07/18/2016	$517,172
500,000	2.750%, 01/30/2017	503,125
	Cash America International, Inc.
1,000,000	5.750%, 05/15/20182	955,000
	SLM Corp.
1,000,000	4.875%, 06/17/2019	997,634
		2,972,931
Containers & Packaging: 0.4%
	Packaging Dynamics Corp.
1,100,000	8.750%, 02/01/20162	1,133,687

Distributors: 0.4%
	Pittsburgh Glass Works LLC
1,000,000	8.000%, 11/15/20182	1,057,500

Diversified Consumer Services: 0.8%
	Outerwall, Inc.
1,000,000	6.000%, 03/15/2019	1,025,000
	Regis Corporation
1,000,000	5.750%, 12/05/20172,3	1,032,500
		2,057,500
Diversified Financial Services: 0.6%
	Air Lease Corp.
900,000	4.500%, 01/15/2016	957,375
	Milestone Aviation Group Ltd.
500,000	8.625%, 12/15/20172	536,250
		1,493,625
Diversified Telecommunication Services: 0.6%
	West Corp.
1,000,000	8.625%, 10/01/2018	1,092,500
	Windstream Corp.
500,000	8.125%, 09/01/2018	540,000
		1,632,500
Electrical Equipment: 0.4%
	Coleman Cable, Inc.
1,000,000	9.000%, 02/15/2018	1,055,000

Energy Equipment & Services: 1.1%
	Era Group, Inc.
500,000	7.750%, 12/15/2022	517,500
	ION Geophysical Corp.
500,000	8.125%, 05/15/20182	420,000
	Nuverra Environmental Solutions, Inc.
900,000	9.875%, 04/15/2018	882,000
	Tervita Corp.
1,000,000	10.875%, 02/15/20182	1,021,250
		2,840,750

Food & Staples Retailing: 2.1%
	BI-LO LLC
1,000,000	8.625%, 09/15/20182	$1,050,000
	KeHE Distributors LLC
1,000,000	7.625%, 08/15/20212	1,061,875
	Michaels FinCo Holdings LLC
1,000,000	7.500%, 08/01/20182	1,045,000
	Roundys Supermarkets, Inc.
1,000,000	10.250%, 12/15/20202	1,025,000
	Tops Holding Corp.
500,000	8.875%, 12/15/20172	551,875
	Tops Holding II Corp.
500,000	8.750%, 06/15/20182	516,875
		5,250,625
Food Products: 0.4%
	Shearer's Foods LLC
1,000,000	9.000%, 11/01/20192	1,060,000

Health Care Equipment & Supplies: 0.4%
	Alere, Inc.
1,000,000	8.625%, 10/01/2018	1,085,000

Health Care Providers & Services: 0.4%
	CHS/Community Health Systems, Inc.
500,000	8.000%, 11/15/2019	545,000
	VWR Funding, Inc.
450,000	7.250%, 09/15/2017	484,875
		1,029,875
Hotels, Restaurants & Leisure: 1.2%
	Boyd Gaming Corp.
1,000,000	9.125%, 12/01/2018	1,092,500
	Carrols Restaurant Group, Inc.
1,000,000	11.250%, 05/15/2018	1,140,000
	Ruby Tuesday, Inc.
900,000	7.625%, 05/15/2020	850,500
		3,083,000
Household Durables: 0.8%
	Blyth, Inc.
1,000,000	6.000%, 06/30/20172,3	1,046,250
	Ethan Allen Global, Inc.
1,000,000	5.375%, 10/01/2015	1,040,000
		2,086,250
Household Products: 0.3%
	Sun Products Corp.
1,000,000	7.750%, 03/15/20212	885,000

Industrial Conglomerates: 0.6%
	Icahn Enterprises L.P.
1,000,000	7.750%, 01/15/2016	1,021,250
500,000	8.000%, 01/15/2018	521,250
		1,542,500
Leisure Equipment & Products: 0.2%
	Smith & Wesson Holding Corp.
500,000	5.875%, 06/15/20172	507,500

Machinery: 0.4%
	Navistar International Corp.
1,000,000	8.250%, 11/01/2021	$1,040,000

Media: 0.6%
	Lions Gate Entertainment Corp.
500,000	5.250%, 08/01/2018	507,500
	MDC Partners, Inc.
1,000,000	6.750%, 04/01/20202	1,051,250
		1,558,750
Metals & Mining: 1.8%
	A.M. Castle & Co.
1,000,000	12.750%, 12/15/2016	1,126,250
	Coeur Mining, Inc.
1,000,000	7.875%, 02/01/2021	1,020,000
	Edgen Murray Corp.
350,000	8.750%, 11/01/20202	402,500
	Hecla Mining Co.
1,000,000	6.875%, 05/01/20212	965,000
	Horsehead Holding Corp.
900,000	10.500%, 06/01/20172	990,000
		4,503,750
Multiline Retail: 0.4%
	Bon-Ton Department Stores, Inc.
1,000,000	8.000%, 06/15/2021	1,012,500

Oil, Gas & Consumable Fuels: 3.0%
	Alon Refining Krotz Springs, Inc.
351,000	13.500%, 10/15/2014	362,627
	Calumet Specialty Products Partners L.P.
1,300,000	9.375%, 05/01/2019	1,449,500
1,000,000	7.625%, 01/15/20222	1,012,500
	FMG Resources August 2006 Pty Ltd.
514,000	7.000%, 11/01/20152	534,239
500,000	6.375%, 02/01/20162	518,750
	NGL Energy Partners L.P.
750,000	6.875%, 10/15/20212	772,500
	RAAM Global Energy Co.
750,000	12.500%, 10/01/2015	781,875
	Resolute Energy Corp.
1,000,000	8.500%, 05/01/2020	1,060,000
	Vanguard Natural Resources, LLC
1,000,000	7.875%, 04/01/2020	1,055,000
		7,546,991
Paper & Forest Products: 0.4%
	Resolute Forest Products, Inc.
1,000,000	5.875%, 05/15/20232	930,000

Pharmaceuticals: 1.0%
	Salix Pharmaceuticals Ltd.
1,000,000	6.000%, 01/15/20212	1,027,500
	Valeant Pharmaceuticals International, Inc.
507,000	6.500%, 07/15/20162	523,477
1,000,000	5.625%, 12/01/20212	1,007,500
		2,558,477

Road & Rail: 0.4%
	Swift Services Holdings, Inc.
1,000,000	10.000%, 11/15/2018	$1,117,500

Semiconductors & Semiconductor Equipment: 0.3%
	Global A&T Electronics Ltd.
1,000,000	10.000%, 02/01/20192	867,500

Specialty Retail: 0.5%
	Brown Shoe Co., Inc.
300,000	7.125%, 05/15/2019	320,250
	Gibson Brands, Inc.
1,000,000	8.875%, 08/01/20182	1,060,000
		1,380,250
Thrifts & Mortgage Finance: 0.4%
	Nationstar Mortgage Holdings, Inc.
250,000	10.875%, 04/01/2015	256,250
750,000	9.625%, 05/01/2019	847,500
		1,103,750
Tobacco: 0.4%
	Alliance One International, Inc.
1,000,000	9.875%, 07/15/2021	942,500

Trading Companies & Distributors: 0.6%
	Aviation Capital Group Corp.
400,000	3.875%, 09/27/20162	413,423
600,000	4.625%, 01/31/20182	621,708
	Wesco Distribution, Inc.
500,000	5.375%, 12/15/20212	501,250
		1,536,381
Wireless Telecommunication Services: 1.2%
	MetroPCS Wireless, Inc.
1,000,000	7.875%, 09/01/2018	1,076,250
	Sprint Communications, Inc.
1,000,000	8.375%, 08/15/2017	1,162,500
	Sprint Corp.
800,000	7.125%, 06/15/20242	814,000
		3,052,750
Total Corporate Bonds
(Cost $74,355,821)		75,782,217

Convertible Bonds: 1.6%
Air Freight & Logistics: 0.3%
	XPO Logistics, Inc.
400,000	4.500%, 10/01/2017	671,250

Capital Markets: 0.4%
	Knight Capital Group, Inc.
1,000,000	3.500%, 03/15/2015	1,006,250

Electronic Equipment, Instruments & Components: 0.5%
	InvenSense, Inc.
1,000,000	1.750%, 11/01/20182	1,169,375

Semiconductors & Semiconductor Equipment: 0.4%
NVIDIA Corp.
1,000,000	1.000%, 12/01/20182	$1,028,750

Total Convertible Bonds
(Cost $3,409,802)	3,875,625

Total Bonds
(Cost $77,765,623)	79,657,842

Shares	Value
Short-Term Investments: 3.5%
8,839,721	Federated U.S. Treasury Cash Reserves, 0.000%4	8,839,721

Total Short-Term Investments
(Cost $8,839,721)	8,839,721

Total Investments in Securities: 99.8%
(Cost $218,037,924)	255,004,552
Other Assets in Excess of Liabilities: 0.2%	483,984
Total Net Assets: 100.0%	$255,488,536

ADR - American Depositary Receipt
1 Non-income producing security.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified, institutional buyers. At December 31, 2013, the value of these securities amounted to $41,002,784 or 16.0% of net assets.

3 Security is fair valued under supervision of the Board of Trustees.
4 Annualized seven-day yield as of December 31, 2013.

The cost basis of investments for federal income tax purposes at December 31, 2013 was as follows+:

Cost of investments	$218,036,617
Gross unrealized appreciation	38,537,808
Gross unrealized depreciation	(1,569,873)
Net unrealized appreciation	$36,967,935

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Disclosure at December 31, 2013 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2013:

	Level 1	Level 2	Level 3	Total

Common Stocks^	$145,288,982	$-	$-	$145,288,982
Partnerships & Trusts^	11,865,171	-	-	11,865,171
Real Estate Investment Trusts	9,352,836	-	-	9,352,836
Corporate Bonds^	-	73,703,467	2,078,750	75,782,217
Convertible Bonds^	-	3,875,625	-	3,875,625
Short-Term Investments	8,839,721		-	8,839,721
Total Investments	$175,346,710	$77,579,092	$2,078,750	$255,004,552

^ See Schedule of Investments for industry breakouts.

The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.  The Fund did not have transfers into or out of Level 1 or Level 2 securities during the period.  The basis for recognizing and valuing transfers is a

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities at Fair Value
Balance as of March 31, 2013	$-
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	78,750
Purchases	2,000,000
Sales	-
Transfer in and/or out of Level 3	-
Balance as of December 31, 2013	$2,078,750

Change in unrealized appreciation (depreciation) during the period ended for Level 3 investments held at December 31, 2013:	$78,750

Type of Security	Fair Value at 12/31/2013	Valuation Techniques	Unobservable Input	Range
Corporate Bonds	$1,046,250	Benchmark pricing	Base price	$104.05 - $105.75
		Benchmark pricing	Total coupon adjusted return of index	0.09% - 1.09%
		Sector Relative Value and previous price	Base price	$104.31 - $105.13

	$1,032,500	Cost	Purchase price	$100.00
		Sector Relative Value and previous price	Base price	$102.31 - $104.75

Significant increases (decreases) in any of those inputs in isolation would result in a significantly higher (lower) fair value measurement. These
Level 3 securities consist of recent debt offerings of which the Fund owns significant amounts of the offerings.

The Trust's valuation procedures have been adopted by the Trust's Board of Trustees, which has established a Valuation Committee to oversee valuation techniques. The Board of Trustees ratifies valuation techniques quarterly.

OSTERWEIS INSTITUTIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS at December 31, 2013 (Unaudited)

Shares		Value
Common Stocks: 84.3%
Aerospace & Defense: 5.4%
13,215	Boeing Co.	$1,803,715
14,470	Triumph Group, Inc.	1,100,733
		2,904,448
Air Freight & Logistics: 1.5%
83,245	Royal Mail Plc1	785,746

Beverages: 2.6%
10,450	Diageo Plc - ADR	1,383,789

Communications Equipment: 2.4%
19,530	Motorola Solutions, Inc.	1,318,275

Containers & Packaging: 6.4%
38,815	Crown Holdings, Inc.1	1,729,984
48,105	Owens-Illinois, Inc.1	1,721,197
		3,451,181
Diversified Financial Services: 1.9%
41,245	PHH Corp.1	1,004,316

Food Products: 2.4%
31,515	Unilever NV - ADR	1,267,848

Gas Utilities: 1.7%
40,790	Questar Corp.	937,762

Health Care Equipment & Supplies: 4.0%
35,115	Hologic, Inc.1	784,820
14,570	Teleflex, Inc.	1,367,540
		2,152,360
Health Care Providers & Services: 2.6%
42,360	HealthSouth Corp.	1,411,435

Insurance: 3.3%
3,125	Alleghany Corp.1	1,249,875
28,065	Symetra Financial Corp.	532,112
		1,781,987
Internet & Catalog Retail: 3.2%
58,445	Liberty Interactive Corp. - Class A1	1,715,361

Internet Software & Services: 3.3%
1,605	Google, Inc. - Class A1	1,798,741

Media: 8.8%
52,370	Cinemark Holdings, Inc.	1,745,492
24,015	DIRECTV1	1,659,196
15,530	Viacom, Inc. - Class B	1,356,390
		4,761,078
Multiline Retail: 1.3%
47,750	Marks & Spencer Group Plc - ADR	684,449

Office Electronics: 1.5%
66,885	Xerox Corp.	$813,990

Oil, Gas & Consumable Fuels: 4.2%
53,915	Cosan Limited - Class A	739,714
16,070	Occidental Petroleum Corp.	1,528,257
		2,267,971
Pharmaceuticals: 13.9%
11,500	Bayer AG - ADR	1,633,000
17,380	Johnson & Johnson	1,591,834
16,570	Novartis AG - ADR	1,331,897
5,625	Sanofi - ADR - ADR	301,669
22,730	Valeant Pharmaceuticals International, Inc.1	2,668,502
		7,526,902
Semiconductors & Semiconductor Equipment: 2.5%
174,910	Atmel Corp.1	1,369,545

Software: 3.2%
45,355	Oracle Corporation	1,735,282

Specialty Retail: 2.0%
13,180	Bed Bath & Beyond, Inc.1	1,058,354

Thrifts & Mortgage Finance: 0.8%
27,645	Stonegate Mortgage Corp.1	456,972

Trading Companies & Distributors: 2.9%
50,570	Air Lease Corp.	1,571,716

Water Utilities: 2.5%
32,380	American Water Works Co., Inc.	1,368,379

Total Common Stocks
(Cost $34,782,186)		45,527,887

Partnerships & Trusts: 8.3%
Oil, Gas & Consumable Fuels: 8.3%
39,740	Atlas Pipeline Partners L.P.	1,392,887
21,355	Enterprise Products Partners L.P.	1,415,837
26,140	Magellan Midstream Partners L.P.	1,653,877
		4,462,601
Total Partnerships & Trusts
(Cost $3,447,001)		4,462,601

Real Estate Investment Trusts: 5.3%
13,090	Digital Realty Trust, Inc.	642,981
166,445	New Residential Investment Corp.	1,111,853
191,130	Newcastle Investment Corp.	1,097,086
		2,851,920
Total Real Estate Investment Trusts
(Cost $2,592,545)		2,851,920

Short-Term Investments: 3.0%
1,605,949	Federated U.S. Treasury Cash Reserves, 0.000%2	1,605,949

Total Short-Term Investments
(Cost $1,605,949)		1,605,949

Total Investments in Securities: 100.9%
(Cost $42,427,681)	$54,448,357
Liabilities in Excess of Other Assets: (0.9)%	(486,945)
Total Net Assets: 100.0%	$53,961,412

ADR - American Depositary Receipt
1 Non-income producing security.
2 Annualized seven-day yield as of December 31, 2013.

The cost basis of investments for federal income tax purposes at December 31, 2013 was as follows+:

Cost of investments	$42,504,720
Gross unrealized appreciation	12,075,919
Gross unrealized depreciation	(132,282)
Net unrealized appreciation	$11,943,637

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Disclosure at December 31, 2013 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2013:

	Level 1	Level 2	Level 3	Total

Common Stocks ^	$45,527,887	$-	$-	$45,527,887
Partnerships & Trusts^	4,462,601	-	-	4,462,601
Real Estate Investment Trusts	2,851,920	-	-	2,851,920
Short-Term Investments	1,605,949	-	-	1,605,949
Total Investments	$54,448,357	$-	$-	$54,448,357

^ See Schedule of Investments for industry breakouts.

The Fund did not invest in any Level 3 securities or have transfers into or out of Level 1 or Level 2 securities during the period. The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title             /s/   Elaine E. Richards
              Elaine E. Richards, President

Date           February 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*          /s/   Elaine E. Richards
              Elaine E. Richards, President

Date           February 27, 2014

By (Signature and Title)*           /s/ Eric C. VanAndel
   Eric C. VanAndel, Treasurer

Date           February 27, 2014

* Print the name and title of each signing officer under his or her signature.